ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	19.00%	15.00%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	11.00%		16.00%